Contractual Obligations, Including Capital Expenditures and Future Minimum Lease Payments Under Non-Cancelable Operating Lease Arrangements and Purchase Commitments (Detail) - Capital Commitments - USD ($)
$ in Thousands
	Dec. 31, 2025	Dec. 31, 2024
Long-term Purchase Commitment [Line Items]
Capital Commitments	$ 74,343	$ 93,408
Contractual Obligations, Less than One Year	50,386	10,152
Contractual Obligations, One to Three Years	17,271	71,736
Contractual Obligations, Three to Five Years	6,686	11,520
Contractual Obligations, More than Five Years	$ 0	$ 0